CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)		Mar. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
ASSETS
Real estate investments, net		$ 917,513,000		$ 921,580,000		$ 895,060,000
Cash and cash equivalents		19,167,000		17,411,000		15,290,000
Accounts and other receivables, net		2,374,000		2,635,000		4,608,000
Real estate deposits				0		1,915,000
Restricted cash		735,000		714,000		556,000
Identified intangible assets, net		59,906,000		64,101,000		74,023,000
Operating lease right-of-use assets, net		14,103,000		14,133,000		14,255,000
Other assets, net		72,842,000		72,199,000		62,620,000
Total assets		1,086,640,000		1,092,773,000		1,068,327,000
Liabilities:
Mortgage loans payable, net	[1]	17,708,000	[2]	17,827,000	[2],[3]	26,070,000	[3]
Line of credit and term loans		481,400,000	[2]	476,900,000	[2],[3]	396,800,000	[3]
Accounts payable and accrued liabilities		21,931,000	[2]	23,057,000	[2],[3]	32,033,000	[3]
Accounts payable due to affiliates		1,042,000	[2]	1,046,000	[2],[3]	1,016,000	[3]
Identified intangible liabilities, net		1,234,000		1,295,000		1,601,000
Operating lease liabilities		9,941,000	[2]	9,904,000	[2],[3]	9,858,000	[3]
Security deposits, prepaid rent and other liabilities		9,660,000	[2]	10,387,000	[2],[3]	9,408,000	[3]
Total liabilities		542,916,000		540,416,000		476,786,000
Commitments and contingencies
Redeemable noncontrolling interests		2,623,000		2,618,000		1,462,000
Stockholders' equity:
Preferred stock, $0.01 par value per share; 200,000,000 shares authorized; none issued and outstanding		0		0		0
Additional paid-in capital		736,486,000		733,192,000		719,894,000
Accumulated deficit		(196,835,000)		(185,047,000)		(130,613,000)
Total stockholders' equity		540,468,000		548,958,000		590,079,000
Noncontrolling interest		633,000		781,000		0
Total equity		541,101,000		549,739,000		590,079,000
Total liabilities, redeemable noncontrolling interests and equity		1,086,640,000		1,092,773,000		1,068,327,000
Common Class T
Stockholders' equity:
Common stock, $0.01 par value per share		760,000		756,000		742,000
Common Class I
Stockholders' equity:
Common stock, $0.01 par value per share		$ 57,000		$ 57,000		$ 56,000

[1]	Carrying amount is net of any discount/premium and deferred financing costs.
[2]	Such liabilities of Griffin-American Healthcare REIT IV, Inc. as of March 31, 2021 and December 31, 2020 represented liabilities of Griffin American Healthcare REIT IV Holdings, LP or its consolidated subsidiaries. Griffin-American Healthcare REIT IV Holdings, LP is a variable interest entity, or VIE, and a consolidated subsidiary of Griffin-American Healthcare REIT IV, Inc. The creditors of Griffin-American Healthcare REIT IV Holdings, LP or its consolidated subsidiaries do not have recourse against Griffin-American Healthcare REIT IV, Inc., except for the 2018 Credit Facility, as defined in Note 7, held by Griffin-American Healthcare REIT IV Holdings, LP in the amount of $481,400,000 and $476,900,000 as of March 31, 2021 and December 31, 2020, respectively, which is guaranteed by Griffin-American Healthcare REIT IV, Inc.
[3]	Such liabilities of Griffin-American Healthcare REIT IV, Inc. as of December 31, 2020 and 2019 represented liabilities of Griffin-American Healthcare REIT IV Holdings, LP or its consolidated subsidiaries. Griffin-American Healthcare REIT IV Holdings, LP is a variable interest entity, or VIE, and a consolidated subsidiary of Griffin-American Healthcare REIT IV, Inc. The creditors of Griffin-American Healthcare REIT IV Holdings, LP or its consolidated subsidiaries do not have recourse against Griffin-American Healthcare REIT IV, Inc., except for the 2018 Credit Facility, as defined in Note 7, held by Griffin-American Healthcare REIT IV Holdings, LP in the amount of $476,900,000 and $396,800,000 as of December 31, 2020 and 2019, respectively, which is guaranteed by Griffin-American Healthcare REIT IV, Inc.